Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Jul. 20, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 17,824,000			$ 9,023,000					$ 21,140,000
Liabilities and Equity [Abstract]
Total current liabilities	31,047,000			8,394,000					2,888,000
Total liabilities	285,412,000			36,911,000					18,926,000
Class A ordinary share, $0.0001 par value; shares subject to possible redemption				215,583,980
Ordinary shares	1,000			1,000					1,000
Additional paid-in capital	2,516,000			1,079,000					762,000
Accumulated deficit	(360,178,000)			(63,493,000)					(33,074,000)
Total shareholders' equity	(357,661,000)	$ (306,606,000)		(62,260,000)	$ (38,101,000)			$ (35,407,000)	(32,158,000)	$ (20,793,000)
Total Liabilities and Shareholders' Equity	17,824,000			9,023,000					$ 21,140,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	250,218,951			250,827,490	252,167,049	$ 252,174,258
Liabilities and Equity [Abstract]
Total current liabilities	2,143,379			139,107	816,145
Deferred underwriting commissions	8,750,000			8,750,000	8,750,000
Derivative warrant liabilities	20,217,050			21,354,400
Total liabilities	31,110,429			30,243,507	29,066,145	29,049,500
Class A ordinary share, $0.0001 par value; shares subject to possible redemption				250,000,000	250,000,000	250,000,000
Preference shares—$0.0001 par value					0
Additional paid-in capital	94			94
Accumulated deficit				(29,416,642)	(26,899,815)	(26,875,961)
Total shareholders' equity	(30,891,478)	(26,961,660)	$ (20,177,054)	(29,416,017)	(26,899,096)	(26,875,242)
Total Liabilities and Shareholders' Equity	250,218,951			250,827,490	252,167,049	252,174,258
ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Total liabilities				30,243,507	29,066,145
Additional paid-in capital				8,293,299	5,776,310
Accumulated deficit				(3,294,265)	(777,344)
Total shareholders' equity				5,000,003	5,000,004
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		250,304,732	250,663,379	250,827,490	252,167,049	252,174,258
Liabilities and Equity [Abstract]
Total current liabilities				139,107	816,145
Deferred underwriting commissions				8,750,000	8,750,000
Derivative warrant liabilities				0
Total liabilities		27,266,392	20,840,433	30,243,507	29,066,145	29,049,500
Class A ordinary share, $0.0001 par value; shares subject to possible redemption		218,038,330	224,822,940	215,583,980	218,100,900	218,124,750
Preference shares—$0.0001 par value		0	0	0	0	0
Additional paid-in capital		6,784,542	0	8,293,299	5,776,310	5,747,460
Accumulated deficit		(1,785,477)	4,999,129	(3,294,265)	(777,344)	(748,490)
Total shareholders' equity		5,000,010	5,000,006	5,000,003	5,000,004	5,000,008
Total Liabilities and Shareholders' Equity		250,304,732	250,663,379	250,827,490	252,167,049	252,174,258
Previously Reported [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Total liabilities				8,889,107	9,566,145
Additional paid-in capital				5,703,622	5,041,015
Accumulated deficit				(704,375)	(41,854)
Total shareholders' equity				5,000,003	5,000,004
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets				0
Liabilities and Equity [Abstract]
Total current liabilities				0
Deferred underwriting commissions				0	0
Derivative warrant liabilities				21,354,400
Class A ordinary share, $0.0001 par value; shares subject to possible redemption		31,961,670	25,177,060	34,416,020	31,899,100	31,875,250
Preference shares—$0.0001 par value		0	0	0	0	0
Additional paid-in capital		(6,784,542)	0	(8,293,299)	(5,776,310)	(5,747,460)
Accumulated deficit		(25,176,808)	(25,176,808)	(26,122,377)	(26,122,471)	(26,127,471)
Total shareholders' equity		(31,961,670)	(25,177,060)	(34,416,020)	(31,899,100)	(31,875,250)
Total Liabilities and Shareholders' Equity		0	0	0	0	0
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Total liabilities				21,354,400	19,500,000
Additional paid-in capital				2,589,677	735,295
Accumulated deficit				(2,589,890)	(735,490)
Total shareholders' equity				0
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	250,000,000			250,000,000	218,100,900
Ordinary shares
Common Class A [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Ordinary shares				344	319
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption				236,938,380	237,600,900
Ordinary shares		320	252	344	319	319
Common Class A [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Ordinary shares				131	124
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption				(21,354,400)	(19,500,000)
Ordinary shares		(320)	(252)	(344)	(319)	(319)
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member] | Amendment One [Member]
Liabilities and Equity [Abstract]
Ordinary shares				213	195
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares	625			625	719	719
Total shareholders' equity	$ 625	625	625	625	719
Common Class B [Member] | Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares		625	625	625	719	719
Common Class B [Member] | Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Ordinary shares		$ 0	$ 0	$ 0	$ 0	$ 0